CONSOLIDATED STATEMENT OF FINANCIAL POSITION - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022
ASSETS
Non-current assets	R 4,940.3	R 4,001.2
Property plant and equipment	3,909.5	3,084.1
Investments in rehabilitation and other funds	789.7	710.8
Payments made under protest	39.7	40.4
Other investments	168.6	151.4
Deferred tax asset	32.8	14.5
Current Assets	3,214.2	3,077.0
Inventories	413.6	389.3
Current tax receivable	40.6	12.6
Trade and other receivables	288.6	149.5
Cash and cash equivalents at the beginning of the year	2,471.4	2,525.6
TOTAL ASSETS	8,154.5	7,078.2
EQUITY AND LIABILITIES
Equity	6,274.1	5,439.9
Ordinary share capital	6,187.9	6,173.3
Retained earnings/(Accumulated loss)	86.2	(733.4)
Non-current liabilities	1,161.7	1,012.8
Provision for environmental rehabilitation	562.1	517.7
Deferred tax liability	560.7	451.9
Post retirement employee benefits	10.5	10.4
Lease liabilities	28.4	32.8
Current liabilities	718.7	625.5
Trade and other payables	700.5	598.4
Current portion of lease liabilities	11.3	19.5
Current tax liability	6.9	7.6
Total Liabilities	1,880.4	1,638.3
TOTAL EQUITY AND LIABILITIES	R 8,154.5	R 7,078.2